UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Robert E. Torray & Co. Inc.
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            11/09/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                          By:_________________________________
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.

September 30, 1999                        FORM 13F - Robert E. Torray & Co. Inc.


                     Item 1           Item 2        Item 3            Item 4            Item 5                    Item 6

                                      Title          CUSIP          Fair Market          Total        Invest
Name of Issuer                        f Class       Number             Value            Shares        (a)Sole   (b)Shared   (c)Other
--------------                        -------       ------             -----            ------        -------   ---------    -------

A T & T Corporation                   common          001957109          97,675,423       2,245,412      X
 ....................................................................................................................................
                                                                          5,889,900         135,400      X
 ....................................................................................................................................
Abbott Laboratories                   common          002824100          63,117,178       1,720,400      X
 ....................................................................................................................................
                                                                          4,325,457         117,900      X
 ....................................................................................................................................
Allied Signal, Inc.                   common          019512102          43,580,560         727,100      X
 ....................................................................................................................................
                                                                          2,523,370          42,100      X
 ....................................................................................................................................
American Express Company              common           02581610         126,731,250         938,750      X
 ....................................................................................................................................
                                                                          8,275,500          61,300      X
 ....................................................................................................................................
American Home Products Corporation    common           02330910          55,539,450       1,338,300      X
 ....................................................................................................................................
                                                                          1,805,250          43,500      X
 ....................................................................................................................................
Amgen, Inc.                           common          031162100         139,829,550       1,715,700      X
 ....................................................................................................................................
                                                                          7,840,300          96,200      X
 ....................................................................................................................................
Archer Daniels Midland Company        common           03948310          53,035,335       4,374,048      X
 ....................................................................................................................................
                                                                          2,969,727         244,926      X
 ....................................................................................................................................
Bank One Corporation                  common          06423A103          70,280,557       2,018,831      X
 ....................................................................................................................................
                                                                          3,725,738         107,023      X
 ....................................................................................................................................
Boston Scientific Corporation         common          101137107         108,593,100       4,387,600      X
 ....................................................................................................................................
                                                                          6,496,875         262,500      X
 ....................................................................................................................................
Bristol-Myers Squibb Company          common           11012210          84,875,850       1,257,420      X
 ....................................................................................................................................
                                                                          3,550,500          52,600      X
 ....................................................................................................................................
Carramerica Realty Company            common          144418100           3,281,850         149,600      X
 ....................................................................................................................................
CitiGroup, Inc.                       common          172967101         188,401,356       4,281,849      X
 ....................................................................................................................................
                                                                         10,065,616         228,764      X
 ....................................................................................................................................
Clear Channel Communications          common          184502102          71,488,130         895,000      X
 ....................................................................................................................................
                                                                          4,289,288          53,700      X
 ....................................................................................................................................
Disney (Walt) Company                 common           25468710         113,952,800       4,382,800      X
 ....................................................................................................................................
                                                                          6,830,200         262,700      X
 ....................................................................................................................................
Du Pont (E.I.) de Nemours             common           26353410         100,714,350       1,664,700      X
 ....................................................................................................................................
                                                                          6,267,800         103,600      X
 ....................................................................................................................................
Electronic Data Systems Corporation   common          285661104         114,969,667       2,171,800      X
 ....................................................................................................................................
                                                                          6,776,000         128,000      X
 ....................................................................................................................................
First American Corporation (Tenn)     common          318900107           2,727,450          62,700      X
 ....................................................................................................................................
Franklin Resources, Inc.              common          354613101          93,917,343       3,072,960      X
 ....................................................................................................................................
                                                                          5,684,626         186,000      X
 ....................................................................................................................................
General Dynamics Corporation          common           36955010          62,050,389         993,800      X
 ....................................................................................................................................
                                                                          4,170,825          66,800      X
 ....................................................................................................................................
Hughes Electronics Corporation GM  "H"common          370442832         181,677,150       3,173,400      X
 ....................................................................................................................................
                                                                          9,142,825         159,700      X
 ....................................................................................................................................
Gilette Company, The                  common          375766102          69,307,164       2,042,200      X
 ....................................................................................................................................
                                                                          4,646,045         136,900      X
 ....................................................................................................................................
IMS Health, Inc.                      common          449934108          19,443,098         852,300      X
 ....................................................................................................................................
                                                                          1,149,750          50,400      X
 ....................................................................................................................................
Illinois Tool Works                   common           45230810         149,087,721       1,999,500      X
 ....................................................................................................................................
                                                                          8,410,651         112,800      X
 ....................................................................................................................................
I B M Corporation                     common           45920010         135,507,900       1,119,900      X
 ....................................................................................................................................
                                                                          8,215,900          67,900      X
 ....................................................................................................................................
Johnson & Johnson                     common           47816010          62,695,501         682,400      X
 ....................................................................................................................................
                                                                          2,535,750          27,600      X
 ....................................................................................................................................
Kimberly Clark Corporation            common          494368103          95,071,431       1,802,302      X
 ....................................................................................................................................
                                                                          4,684,200          88,800      X
 ....................................................................................................................................
Markel Corporation                    common          570535104          27,642,552         151,830      X
 ....................................................................................................................................
                                                                          1,596,689           8,770      X
 ....................................................................................................................................
Mattel Inc.                           common           57708110          22,509,300       1,184,700      X
 ....................................................................................................................................
                                                                          1,839,200          96,800      X
 ....................................................................................................................................
Mellon Bank Corporation               common          585509102          96,584,450       2,872,400      X
 ....................................................................................................................................
                                                                          6,509,800         193,600      X
 ....................................................................................................................................
Molex, Inc. A                         common          608554200          29,519,529         911,800      X
 ....................................................................................................................................
                                                                          1,777,388          54,900      X
 ....................................................................................................................................
J.P. Morgan & Company                 common           61688010         136,505,900       1,194,800      X
 ....................................................................................................................................
                                                                          8,305,975          72,700      X
 ....................................................................................................................................
Northrop Grumman Corporation          common           66680710          61,887,632         973,650      X
 ....................................................................................................................................
                                                                          3,864,600          60,800      X
 ....................................................................................................................................
PanAmSat Corporation                  common          697933109          72,437,854       2,005,200      X
 ....................................................................................................................................
                                                                          4,100,188         113,500      X
 ....................................................................................................................................
Ralston Purina Company                common          751277302          42,188,649       1,513,494      X
 ....................................................................................................................................
                                                                          2,597,951          93,200      X
 ....................................................................................................................................
Raytheon Company Class A              common          755111309          43,396,979         894,783      X
 ....................................................................................................................................
                                                                          2,807,861          57,894      X
 ....................................................................................................................................
SLM Holding Corp.                     common          78442A109         154,810,750       3,600,250      X
 ....................................................................................................................................
                                                                          8,819,300         205,100      X
 ....................................................................................................................................
Loral Space & Communications Ltd.     common          G56462107          80,678,130       4,694,000      X
 ....................................................................................................................................
                                                                          5,259,375         306,000      X
 ....................................................................................................................................
Terra Nova Holdings A                 common          G87615103          25,339,214         793,400      X
 ....................................................................................................................................
                                                                          1,887,507          59,100      X
 ....................................................................................................................................

                                                                         --------------------
TOTAL                                                                          3,280,690,419
                                                                         ====================




                     Item 1                      Item 7                       Item 8

                                                                         Voting Authority
Name of Issuer                                 Managers        (a) Sole      (b) Shared     (c)None
--------------                                 --------        --------      ----------     -------

A T & T Corporation                                All            2,245,412
 ........................................................................................................
                                                   All                                          135,400
 ........................................................................................................
Abbott Laboratories                                All            1,720,400
 ........................................................................................................
                                                   All                                          117,900
 ........................................................................................................
Allied Signal, Inc.                                All              727,100
 ........................................................................................................
                                                   All                                           42,100
 ........................................................................................................
American Express Company                           All              938,750
 ........................................................................................................
                                                   All                                           61,300
 ........................................................................................................
American Home Products Corporation                 All            1,338,300
 ........................................................................................................
                                                   All                                           43,500
 ........................................................................................................
Amgen, Inc.                                        All            1,715,700
 ........................................................................................................
                                                   All                                           96,200
 ........................................................................................................
Archer Daniels Midland Company                     All            4,374,048
 ........................................................................................................
                                                   All                                          244,926
 ........................................................................................................
Bank One Corporation                               All            2,018,831
 ........................................................................................................
                                                   All                                          107,023
 ........................................................................................................
Boston Scientific Corporation                      All            4,387,600
 ........................................................................................................
                                                   All                                          262,500
 ........................................................................................................
Bristol-Myers Squibb Company                       All            1,257,420
 ........................................................................................................
                                                   All                                           52,600
 ........................................................................................................
Carramerica Realty Company                         All              149,600
 ........................................................................................................
CitiGroup, Inc.                                    All            4,281,849
 ........................................................................................................
                                                   All                                          228,764
 ........................................................................................................
Clear Channel Communications                       All              895,000
 ........................................................................................................
                                                   All                                           53,700
 ........................................................................................................
Disney (Walt) Company                              All            4,382,800
 ........................................................................................................
                                                   All                                          262,700
 ........................................................................................................
Du Pont (E.I.) de Nemours                          All            1,664,700
 ........................................................................................................
                                                   All                                          103,600
 ........................................................................................................
Electronic Data Systems Corporation                All            2,171,800
 ........................................................................................................
                                                   All                                          128,000
 ........................................................................................................
First American Corporation (Tenn)                  All               62,700
 ........................................................................................................
Franklin Resources, Inc.                           All            3,072,960
 ........................................................................................................
                                                   All                                          186,000
 ........................................................................................................
General Dynamics Corporation                       All              993,800
 ........................................................................................................
                                                   All                                           66,800
 ........................................................................................................
Hughes Electronics Corporation GM  "H"             All            3,173,400
 ........................................................................................................
                                                   All                                          159,700
 ........................................................................................................
Gilette Company, The                               All            2,042,200
 ........................................................................................................
                                                   All                                          136,900
 ........................................................................................................
IMS Health, Inc.                                   All              852,300
 ........................................................................................................
                                                   All                                           50,400
 ........................................................................................................
Illinois Tool Works                                All            1,999,500
 ........................................................................................................
                                                   All                                          112,800
 ........................................................................................................
I B M Corporation                                  All            1,119,900
 ........................................................................................................
                                                   All                                           67,900
 ........................................................................................................
Johnson & Johnson                                  All              682,400
 ........................................................................................................
                                                   All                                           27,600
 ........................................................................................................
Kimberly Clark Corporation                         All            1,802,302
 ........................................................................................................
                                                   All                                           88,800
 ........................................................................................................
Markel Corporation                                 All              151,830
 ........................................................................................................
                                                   All                                            8,770
 ........................................................................................................
Mattel Inc.                                        All            1,184,700
 ........................................................................................................
                                                   All                                           96,800
 ........................................................................................................
Mellon Bank Corporation                            All            2,872,400
 ........................................................................................................
                                                   All                                          193,600
 ........................................................................................................
Molex, Inc. A                                      All              911,800
 ........................................................................................................
                                                   All                                           54,900
 ........................................................................................................
J.P. Morgan & Company                              All            1,194,800
 ........................................................................................................
                                                   All                                           72,700
 ........................................................................................................
Northrop Grumman Corporation                       All              973,650
 ........................................................................................................
                                                   All                                           60,800
 ........................................................................................................
PanAmSat Corporation                               All            2,005,200
 ........................................................................................................
                                                   All                                          113,500
 ........................................................................................................
Ralston Purina Company                             All            1,513,494
 ........................................................................................................
                                                   All                                           93,200
 ........................................................................................................
Raytheon Company Class A                           All              894,783
 ........................................................................................................
                                                   All                                           57,894
 ........................................................................................................
SLM Holding Corp.                                  All            3,600,250
 ........................................................................................................
                                                   All                                          205,100
 ........................................................................................................
Loral Space & Communications Ltd.                  All            4,694,000
 ........................................................................................................
                                                   All                                          306,000
 ........................................................................................................
Terra Nova Holdings A                              All              793,400
 ........................................................................................................
                                                   All                                           59,100
 ........................................................................................................


TOTAL
